Commitments and Contingencies (Details) - Schedule of future minimum payments under these operating lease agreements $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of future minimum payments under these operating lease agreements [Abstract]
2022	$ 3,335
2023	2,400
2024	1,548
2025	1,109
Thereafter	$ 1,581